UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Train, Babcock Advisors LLC
Address: 	100 PARK AVENUE, 27TH FLOOR
		NEW YORK, NY  10017-5537



Form 13F File Number:  28-02669

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Rogicki
Title: Chief Compliance Officer
Phone: (212) 451-3402

Signature, Place, and Date of Signing:


    John Rogicki        New York, NY                  April 20 , 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:             112
                                                  -----------------------

Form 13F Information Table Value Total:            313204 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      946    10605 SH       Sole                    10605
ABBOTT LABORATORIES            COM              002824100      811    13229 SH       Sole                    13229
ACCENTURE LTD                  COM              G1151C101    13499   209283 SH       Sole                   209283
ADOBE SYSTEMS INC.             COM              00724F101      233     6800 SH       Sole                     6800
AETNA INC.                     COM              00817Y108      401     8000 SH       Sole                     8000
ALTRIA GROUP INC               COM              02209S103      262     8500 SH       Sole                     8500
AMERICAN EXPRESS CO.           COM              025816109      156     2700 SH       Sole                     2700
AMETEK INC.                    COM              031100100      230     4750 SH       Sole                     4750
APPLE INC.                     COM              037833100    14342    23921 SH       Sole                    23921
AT&T INC.                      COM              00206R102      587    18810 SH       Sole                    18810
BECTON DICKINSON & CO.         COM              075887109     5798    74667 SH       Sole                    74667
BERKSHIRE HATHAWAY INC-CL A    COM              084670108      244        2 SH       Sole                        2
BERKSHIRE HATHAWAY INC CL B    COM              084670702      913    11254 SH       Sole                    11254
BHP BILLITON LIMITED           COM              088606108     3611    49880 SH       Sole                    49880
BRISTOL-MYERS SQUIBB CO.       COM              110122108      624    18488 SH       Sole                    18488
CASCADE MICROTECH INC.         COM              147322101     2468   499978 SH       Sole                   499978
CATERPILLAR INC                COM              149123101     1008     9460 SH       Sole                     9460
CHEVRON CORP                   COM              166764100      676     6302 SH       Sole                     6302
CISCO SYSTEMS INC.             COM              17275R102      111     5250 SH       Sole                     5250
CITIGROUP, INC.                COM              172967424      638    17452 SH       Sole                    17452
COCA-COLA COMPANY              COM              191216100      519     7011 SH       Sole                     7011
COLGATE-PALMOLIVE CO           COM              194162103      193     1975 SH       Sole                     1975
COMPANIA DE BEBIDAS            COM              20441W203     3064    74160 SH       Sole                    74160
CONOCOPHILLIPS                 COM              20825C104     1440    18944 SH       Sole                    18944
CORNING INC.                   COM              219350105     6426   456410 SH       Sole                   456410
COVIDIEN LTD.                  COM              G2554F113     7956   145502 SH       Sole                   145502
CSX CORPORATION                COM              126408103     4236   196845 SH       Sole                   196845
CVS CAREMARK CORP.             COM              126650100     3034    67723 SH       Sole                    67723
DANAHER CORPORATION            COM              235851102     5032    89855 SH       Sole                    89855
DISCOVERY COMMUNICATIONS INC.  COM              25470F104     3112    61495 SH       Sole                    61495
DOMINION RESOURCES INC.        COM              25746U109      292     5700 SH       Sole                     5700
DOVER CORPORATION              COM              260003108     5922    94085 SH       Sole                    94085
DSW INC.                       COM              23334L102     7633   139365 SH       Sole                   139365
DUPONT DE NEMOURS & CO.        COM              263534109    35113   663755 SH       Sole                   663755
EMERSON ELECTRIC CO.           COM              291011104      392     7511 SH       Sole                     7511
EXXON MOBIL CORPORATION        COM              30231G102    15197   175220 SH       Sole                   175220
FLOWSERVE CORPORATION          COM              34354P105     3005    26016 SH       Sole                    26016
FREEPORT-MCMORAN COPPER        COM              35671D857      327     8609 SH       Sole                     8609
GOOGLE INC                     COM              38259P508     9827    15325 SH       Sole                    15325
HARTE-HANKS INC.               COM              416196103      204    22500 SH       Sole                    22500
HOME DEPOT INC.                COM              437076102      233     4637 SH       Sole                     4637
HUBBELL HARVEY INC CLASS B     COM              443510201      400     5089 SH       Sole                     5089
IBM CORP                       COM              459200101     4361    20903 SH       Sole                    20903
INTEL CORPORATION              COM              458140100      810    28810 SH       Sole                    28810
JOHNSON & JOHNSON              COM              478160104     2529    38339 SH       Sole                    38339
JPMORGAN CHASE & CO            COM              46625H100      284     6182 SH       Sole                     6182
KRAFT FOODS INC                COM              50075N104      411    10811 SH       Sole                    10811
LABORATORY CORP OF AMERICA     COM              50540R409      378     4125 SH       Sole                     4125
M&T BANK CORP.                 COM              55261F104      630     7250 SH       Sole                     7250
MAKO SURGICAL CORP.            COM              560879108      398     9438 SH       Sole                     9438
MCDONALD'S CORP.               COM              580135101     5802    59141 SH       Sole                    59141
MCKESSON CORP                  COM              58155Q103     1580    18000 SH       Sole                    18000
MEAD JOHNSON NUTRITION CO-A    COM              582839106      281     3407 SH       Sole                     3407
MERCK & CO. INC.               COM              58933Y105      525    13670 SH       Sole                    13670
METLIFE INC.                   COM              59156R108     8089   216575 SH       Sole                   216575
MORGAN STANLEY                 COM              617446448     2425   123482 SH       Sole                   123482
NIKE INC CL B                  COM              654106103      214     1970 SH       Sole                     1970
NOBLE CORP                     COM              H5833N103     1794    47890 SH       Sole                    47890
NORDIC AMER. TANKER SHIP. LTD  COM              G65773106      159    10000 SH       Sole                    10000
OLD SECOND BANCORP INC.        COM              680277100       24    13000 SH       Sole                    13000
ORACLE CORPORATION             COM              68389X105     5606   192241 SH       Sole                   192241
PAYCHEX, INC.                  COM              704326107      535    17250 SH       Sole                    17250
PEABODY ENERGY CORP            COM              704549104     4759   164320 SH       Sole                   164320
PEPSICO, INC.                  COM              713448108     1099    16564 SH       Sole                    16564
PFIZER INC.                    COM              717081103      509    22470 SH       Sole                    22470
PHILIP MORRIS INTL             COM              718172109      860     9700 SH       Sole                     9700
POLO RESOURCES LTD             COM              G6844A107       26   500000 SH       Sole                   500000
PPG INDUSTRIES INC.            COM              693506107      575     6000 SH       Sole                     6000
PROCTER & GAMBLE CO.           COM              742718109     6876   102303 SH       Sole                   102303
PUBLIC SERVICE ENTERPRISE GRP  COM              744573106      220     7178 SH       Sole                     7178
QUALCOMM INC.                  COM              747525103    16496   242375 SH       Sole                   242375
ROYAL DUTCH SHELL PLC          COM              780259206     1464    20870 SH       Sole                    20870
RPX CORP                       COM              74972G103      785    46273 SH       Sole                    46273
SABA SOFTWARE INC.             COM              784932600     1864   190000 SH       Sole                   190000
SCHLUMBERGER LTD.              COM              806857108     9384   134197 SH       Sole                   134197
SGOCO GROUP LTD                COM              G80751103       19    25000 SH       Sole                    25000
STATE STREET CORP              COM              857477103     2295    50448 SH       Sole                    50448
TARGET CORPORATION             COM              87612E106      424     7280 SH       Sole                     7280
TRANSOCEAN INC                 COM              H8817H100      175     3200 SH       Sole                     3200
UNILEVER N.V.                  COM              904784709     3573   105000 SH       Sole                   105000
UNITED TECHNOLOGIES CORP       COM              913017109      297     3575 SH       Sole                     3575
VERIZON COMMUNICATIONS, INC.   COM              92343V104     6402   167473 SH       Sole                   167473
VIVUS INC.                     COM              928551100      215     9625 SH       Sole                     9625
WALGREEN COMPANY               COM              931422109      308     9192 SH       Sole                     9192
WALT DISNEY COMPANY            COM              254687106      151     3443 SH       Sole                     3443
WELLS FARGO & CO               COM              949746101     8498   248930 SH       Sole                   248930
WESTERN DIGITAL CORP           COM              958102105      264     6385 SH       Sole                     6385
WESTERN UNION                  COM              959802109      493    28000 SH       Sole                    28000
CHINA FUND INC.                ETF              169373107      309    13275 SH       Sole                    13275
CONSUMER DISCRETIONARY SELECT  ETF              81369Y407     2549    56525 SH       Sole                    56525
ENERGY SELECT SECTOR ETF       ETF              81369Y506     3462    48250 SH       Sole                    48250
FIRST TR EXCHANGE TRADED FD NA ETF              33733E500      150    14000 SH       Sole                    14000
INDUSTRIAL SELECT SECTOR SPDR  ETF              81369Y704     1665    44500 SH       Sole                    44500
ISHARES MSCI EMERGING MKT INDE ETF              464287234     1226    28545 SH       Sole                    28545
ISHARES S&P GLOBAL MATERIALS I ETF              464288695      580     9175 SH       Sole                     9175
ISHARES TR DJ US HEALTHCR      ETF              464287762      297     3800 SH       Sole                     3800
ISHARES TR RUSSELL 1000        ETF              464287622     2417    31000 SH       Sole                    31000
ISHARES TR RUSSELL MCP VL IDX  ETF              464287473      274     5700 SH       Sole                     5700
ISHARES TR RUSSELL1000GRW      ETF              464287614      714    10800 SH       Sole                    10800
MARKET VECTORS AGRIBUSINESS ET ETF              57060U605     6677   126390 SH       Sole                   126390
POWERSHARES QQQ TRUST UNIT SER ETF              73935A104     2285    33825 SH       Sole                    33825
SPDR INDEX SHS FDS ASIA PACIF  ETF              78463X301      315     4250 SH       Sole                     4250
SPDR S&P 500 ETF TRUST         ETF              78462F103     7303    51865 SH       Sole                    51865
SPDR S&P DIVIDEND ETF          ETF              78464A763     1707    30140 SH       Sole                    30140
SPDR S&P MIDCAP 400 ETF TRUST  ETF              78467Y107     2890    15992 SH       Sole                    15992
THE GLOBAL X CHINA CONSUMER ET ETF              37950E408      478    32075 SH       Sole                    32075
VANGUARD CONSUM DIS ETF        ETF              92204A108      282     3900 SH       Sole                     3900
VANGUARD INDEX FDS MID CAP ETF ETF              922908629      718     8800 SH       Sole                     8800
VANGUARD INDEX FDS SMALL CP ET ETF              922908751      707     8975 SH       Sole                     8975
VANGUARD MSCI EMERGING MKTS ET ETF              922042858     7532   173260 SH       Sole                   173260
VANGUARD WORLD FDS INDUSTRIAL  ETF              92204A603     1080    15525 SH       Sole                    15525
VANGUARD WORLD FDS INF TECH ET ETF              92204A702     1606    21650 SH       Sole                    21650